NATURE OF THE BUSINESS (Details Narrative) £ / shares in Units, $ / shares in Units, $ in Thousands, £ in Millions									6 Months Ended		12 Months Ended
	Apr. 15, 2021 USD ($) shares	Apr. 15, 2021 GBP (£) shares	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 GBP (£) shares	Jul. 08, 2020 USD ($) $ / shares shares	Jul. 08, 2020 GBP (£) shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 22, 2021 £ / shares	Jul. 09, 2020 $ / shares	Jul. 09, 2020 £ / shares	Jul. 08, 2020 £ / shares	Feb. 18, 2020 £ / shares
Shares issued per share | (per share)					$ 0.44		$ 0.65								$ 0.44	£ 35	£ 35	£ 50
Value of common shares									$ 24,800	$ 23,129	$ 33,014
Proceeds from issuance of common stock	$ 2,000	£ 1.4			$ 9,700	£ 7.7	$ 28,600	£ 22.0	24,800	23,129	33,014
Number of common stock issued | shares	1,300,000	1,300,000	31,000,000	31,000,000	21,898,400	21,898,400	44,000,000	44,000,000
Net loss									19,129	14,765	30,495	30,333	32,601
Cash used in operations									20,435	$ 17,597	27,270	28,683	$ 30,158
Accumulated deficit									167,364		148,235	117,740
Cash and cash equivalents									$ 28,632		11,990	$ 5,031
Longevity Acquisition Corporation [Member]
Value of common shares											$ 11,600
Longevity Acquisition Corporation [Member] | Subsequent Event [Member]
Shares issued per share | (per share)			$ 1.53											£ 1.10
Percentage of outstanding ordinary shares			13.10%											13.10%
Proceeds from issuance of common stock			$ 25,000	£ 18.0
Number of common stock issued | shares			16,367,332	16,367,332
American Depositary Shares [Member]
Shares issued per share | $ / shares											$ 7.5315